Other Investments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Investments [Abstract]
Schedule of Investment
	As at March 31
Particulars	2019	2020
Investment in equity and other securities	5,662	3,683
Total	5,662	3,683